OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	May. 31, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices			$ 0.38	$ 0.20
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	22,047,175	22,371,795			11,049,842	10,341,982
Warrants Outstanding, Remaining Life	2 years 292 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.15	$ 0.16			$ 0.16	$ 0.17
Warrants Exercisable, Number Exercisable (in Shares)	14,972,175	15,616,795			11,049,842
Warrants Exercisable, Weighted Average Exercise Price	$ 0.18	$ 0.18			$ 0.16
Warrant exercise price 0.10 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	$ 0.10	$ 0.10
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	12,042,593	11,997,593
Warrants Outstanding, Remaining Life	3 years 10 days	3 years 102 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.10	$ 0.10
Warrants Exercisable, Number Exercisable (in Shares)	5,242,593	5,242,593
Warrants Exercisable, Weighted Average Exercise Price	$ 0.10	$ 0.10
Warrant Exercise Price $0.11 - $0.19 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	427,380	414,000
Warrants Outstanding, Remaining Life	3 years 83 days	3 years 171 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.15	$ 0.15
Warrants Exercisable, Number Exercisable (in Shares)	427,380	414,000
Warrants Exercisable, Weighted Average Exercise Price	$ 0.15	$ 0.15
Warrants Exercise Price $0.20-$0.45 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighed Average Number Outstanding (in Shares)	9,577,202	9,960,202
Warrants Outstanding, Remaining Life	2 years 6 months	2 years 167 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.22	$ 0.22
Warrants Exercisable, Number Exercisable (in Shares)	9,302,202	9,960,202
Warrants Exercisable, Weighted Average Exercise Price	$ 0.22	$ 0.22
Minimum [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	0.10
Minimum [Member] | Warrant Exercise Price $0.11 - $0.19 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	0.11	0.11
Minimum [Member] | Warrants Exercise Price $0.20-$0.45 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	0.20	0.20
Maximum [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	0.45
Maximum [Member] | Warrant Exercise Price $0.11 - $0.19 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	0.19	0.19
Maximum [Member] | Warrants Exercise Price $0.20-$0.45 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Prices	$ 0.45	$ 0.45